Summary of significant accounting policies	3 Months Ended
Mar. 31, 2019
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

Except as described below, the accounting policies applied in these condensed consolidated interim financial statements are the same as those applied in the Company’s consolidated financial statements as of and for the year ended December 31, 2018, which can be found in its Annual Report on Form 20-F that was filed with the U.S. Securities and Exchange Commission on March 28, 2019. The changes in accounting policies are also expected to be reflected in the Company’s consolidated financial statements as of and for the year ending December 31, 2019.

The Group has initially adopted IFRS 16 Leases from January 1, 2019. A number of other new standards are effective from January 1, 2019 but these do not have a material effect on the Company’s consolidated financial statements.

IFRS 16 introduced a single, on-balance sheet accounting model for lessees. As a result, the Group, as a lessee, has recognized right-of-use assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments. Lessor accounting remains similar to previous accounting policies.

The Group has applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings as of January 1, 2019. Accordingly, the comparative information presented for 2018 has not been restated and is therefore presented as previously reported, under IAS 17 and related interpretations. The details of changes in accounting are disclosed below.

Definition of a lease

Previously, the Company determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 Determining Whether an Arrangement contains a Lease. The Company now assesses whether a contract is or contains a lease based on the new definition of a lease. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

On transition to IFRS 16, the Company elected to apply the practical expedient to grandfather the assessment of which transactions are leases. It applies IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease and non-lease component on the basis of their relative stand-alone prices.

The Company as a lessee

The Company leases assets, including properties, production equipment and vehicles. As a lessee, the Company previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, the Company recognizes right-of-use assets and lease liabilities for most leases. These leases are on-balance sheet.

However, the Company has elected not to recognize right-of-use assets and lease liabilities for some leases of low-value assets (e.g. tools) as well as short-term leases (leases with less than 12 months of lease term). The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

The Company presents right-of-use assets in “property, plant and equipment”, in the same line item as it presents underlying assets of the same nature that it owns. The carrying amounts of right-of-use assets are as below:

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2019	3,134	112	280	3,526
Balance at March 31, 2019	4,759	104	277	5,140

The Company presents lease liabilities within “financial liabilities” in the condensed consolidated statements of financial position.

Leases under IFRS 16

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at an amount equal to the lease liability, and subsequently at cost less any accumulated depreciation and impairment losses, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Company’s incremental borrowing rate.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in the future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonable certain not to be exercised.

The Company has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized.

Transition

Previously, the Company classified property plant and equipment leases as operating leases under IAS 17. These include manufacturing facilities. The leases typically run for a period of three to ten years. Some leases include an option to renew the lease for an additional three to five years after the end of the non-cancelable period.

At transition, for leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Company’s incremental borrowing rates for similar assets as of January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

The Company used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

-	Applied a single discount rate to a portfolio of leases with reasonably similar characteristics.
-	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term.
-	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

The Company leases a small number of items of production equipment. These leases were classified as finance leases under IAS 17. For these finance leases, the carrying amount of the right-of-use asset and the lease liability at January 1, 2019 were determined at the carrying amount of the lease asset and lease liability under IAS 17 immediately before that date.

The Company as a lessor

The Company leases out a small number of 3D printers. Those leases have been classified as operating leases.

The accounting policies applicable to the Company as a lessor are not different from those under IAS 17.

The Company is not required to make any adjustments on transition to IFRS 16 for leases in which it acts as a lessor.

Impacts on financial statements

Impacts on transition

On transition to IFRS 16, the Company recognized additional right-of-use assets, including property, plant and equipment and additional lease liabilities. The impact on transition is summarized below.

Impact on adopting IFRS 16 at January 1, 2019
(€ in thousands)
Right-of-use assets presented in property plant and equipment	3,526
Lease liabilities as presented in financial liabilities	3,526

When measuring lease liabilities for leases that were classified as operating lease, the Company discounted lease payments using its incremental borrowing rates as of January 1, 2019. The weighted-average rate applied is 4.55%.

January 1, 2019
(€ in thousands)
Operating lease commitment at December 31, 2018, as disclosed in the Group's consolidated financial statements	2,584
Discounted using the incremental borrowing rate at January 1, 2019	1,973
Finance lease liability recognized as at December 31, 2018	105
Recognition exemption for leases with less than 12 months of lease term at transition	(84)
Extension options reasonably certain to be exercised	1,532
Lease liabilities recognized at January 1, 2019	3,526

Impacts for the period

As a result of initially applying IFRS 16, in relation to the leases that were previously classified as operating leases, the Company recognized kEUR 5,140 of right-of-use assets and kEUR 4,348 of lease liabilities as of March 31, 2019.

Also in relation to those leases under IFRS 16, the Company has recognized depreciation and interest costs, instead of operating lease expenses. During the three-months ended March 31, 2019, the Company recognized kEUR 155 of depreciation expenses and kEUR 43 of interest expense from these leases.